American Funds Core Plus Bond Fund®
Investment portfolio
November 30, 2025
unaudited

Bonds, notes & other debt instruments 84.23% Corporate bonds, notes & loans 30.88% Financials 9.44%	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	USD25	$26
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	25	26
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	30	29
Aon North America, Inc. 5.45% 3/1/2034	35	37
Aretec Group, Inc. 7.50% 4/1/2029 (a)	15	15
Aretec Group, Inc. 10.00% 8/15/2030 (a)	13	14
Arthur J. Gallagher & Co. 5.15% 2/15/2035	30	30
Athene Global Funding 5.583% 1/9/2029 (a)	75	77
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (b)	187	194
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	33	35
Barclays Bank PLC 4.972% 5/16/2029 (3-month USD CME Term SOFR + 2.164% on 5/16/2028) (b)	200	204
Block, Inc. 6.00% 8/15/2033 (a)	55	57
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	10	10
Brown & Brown, Inc. 5.55% 6/23/2035	40	41
Canadian Imperial Bank of Commerce 4.58% 9/8/2031 (USD-SOFR Index + 1.17% on 9/8/2030) (b)	65	66
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	29	31
Chubb INA Holdings, LLC 4.90% 8/15/2035	35	35
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	187	188
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	55	57
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	45	40
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	61	57
Corebridge Global Funding 4.45% 10/2/2030 (a)	60	60
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (b)	150	157
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (b)	120	107
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	120	121
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	10	10
HUB International, Ltd. 7.25% 6/15/2030 (a)	15	16
HUB International, Ltd. 7.375% 1/31/2032 (a)	15	16
Intercontinental Exchange, Inc. 4.20% 3/15/2031	50	50
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	240	229
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	50	50
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	125	111
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	65	69
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	320	322
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	40	41
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	20	20
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	201	204
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	355	356
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	200	203
Navient Corp. 5.50% 3/15/2029	35	35
Navient Corp. 5.625% 8/1/2033	35	32
OneMain Finance Corp. 3.875% 9/15/2028	30	29
OneMain Finance Corp. 6.125% 5/15/2030	100	102
OneMain Finance Corp. 6.50% 3/15/2033	30	30
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	15	15
American Funds Core Plus Bond Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.916% 7/30/2032 (c)(d)	USD15	$15
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	3	3
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR100	121
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD110	114
PNC Financial Services Group, Inc. 4.899% 5/13/2031 (USD-SOFR + 1.333% on 5/13/2030) (b)	55	56
RGA Global Funding 4.60% 11/25/2030 (a)	50	50
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	55	57
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	20	20
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (b)	15	15
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	18	18
Synchrony Financial 7.25% 2/2/2033	17	18
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	50	51
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	65	69
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	21	21
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	55	58
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	200	207
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	146	137
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	250	258
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	25	27
		4,969
Health care 3.51%
AbbVie, Inc. 5.05% 3/15/2034	135	140
Amgen, Inc. 5.15% 3/2/2028	40	41
Amgen, Inc. 4.20% 3/1/2033	250	246
Amgen, Inc. 5.25% 3/2/2033	135	141
Ascension Health 4.923% 11/15/2035	6	6
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	55	55
Baxter International, Inc. 4.45% 2/15/2029	13	13
Baxter International, Inc. 5.65% 12/15/2035	20	20
Bristol-Myers Squibb Co. 5.20% 2/22/2034	65	68
Bristol-Myers Squibb Co. 5.50% 2/22/2044	201	205
Centene Corp. 2.625% 8/1/2031	60	51
Cigna Group (The) 5.25% 1/15/2036	50	51
CVS Health Corp. 5.70% 6/1/2034	50	53
CVS Health Corp. 5.45% 9/15/2035	70	72
CVS Health Corp. 6.05% 6/1/2054	35	35
CVS Health Corp. 6.20% 9/15/2055	16	17
DaVita, Inc. 4.625% 6/1/2030 (a)	15	15
DaVita, Inc. 6.75% 7/15/2033 (a)	25	26
Elevance Health, Inc. 5.00% 1/15/2036	45	45
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 7.916% 4/23/2031 (c)(d)	20	20
Medline Borrower, LP 3.875% 4/1/2029 (a)	30	29
Medline Borrower, LP 5.25% 10/1/2029 (a)	15	15
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	25	26
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	65	46
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.766% 3/29/2029 (c)(d)	30	29
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	70	71
Tenet Healthcare Corp. 6.75% 5/15/2031	40	42
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	75	57
UnitedHealth Group, Inc. 5.35% 2/15/2033	100	105
American Funds Core Plus Bond Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD60	$63
UnitedHealth Group, Inc. 5.95% 6/15/2055	45	47
		1,850
Consumer discretionary 3.40%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	60	61
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	15	15
AutoNation, Inc. 5.89% 3/15/2035	35	37
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	15	16
Carnival Corp. 4.00% 8/1/2028 (a)	30	29
Carnival Corp. 5.125% 5/1/2029 (a)	50	50
Carnival Corp. 6.125% 2/15/2033 (a)	80	82
Ford Motor Co. 3.25% 2/12/2032	250	220
Ford Motor Co. 6.10% 8/19/2032	40	41
Ford Motor Co. 5.291% 12/8/2046	15	13
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
Ford Motor Credit Co., LLC 6.798% 11/7/2028	250	262
General Motors Financial Co., Inc. 5.45% 9/6/2034	30	31
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	10	10
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20	19
Home Depot, Inc. 4.95% 6/25/2034	250	257
Hyundai Capital America 5.00% 1/7/2028 (a)	100	102
Newell Brands, Inc. 6.625% 5/15/2032	30	28
Newell Brands, Inc. 7.125% 4/1/2036	30	28
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	85	84
Nissan Motor Acceptance Corp. 7.05% 9/15/2028 (a)	80	83
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (a)	25	26
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	40	40
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	4	4
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	25	27
		1,788
Consumer staples 3.04%
Albertsons Companies, Inc. 5.50% 3/31/2031 (a)	30	30
Albertsons Companies, Inc. 5.75% 3/31/2034 (a)	30	30
B&G Foods, Inc. 8.00% 9/15/2028 (a)	30	30
BAT Capital Corp. 5.834% 2/20/2031	100	106
BAT Capital Corp. 5.625% 8/15/2035	70	73
BAT Capital Corp. 5.65% 3/16/2052	250	241
BAT Capital Corp. 6.25% 8/15/2055	15	16
Coty, Inc. 5.60% 1/15/2031 (a)	149	150
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	12	12
Mars, Inc. 4.80% 3/1/2030 (a)	75	77
Mars, Inc. 5.20% 3/1/2035 (a)	300	311
Mars, Inc. 5.70% 5/1/2055 (a)	30	31
Philip Morris International, Inc. 5.125% 2/15/2030	60	62
Philip Morris International, Inc. 4.90% 11/1/2034	55	56
Philip Morris International, Inc. 4.875% 4/30/2035	251	253
Philip Morris International, Inc. 4.625% 10/29/2035	80	79
Post Holdings, Inc. 6.375% 3/1/2033 (a)	40	41
		1,598
American Funds Core Plus Bond Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 2.84%	Principal amount (000)	Value (000)
Alphabet, Inc. 4.375% 11/15/2032	USD6	$6
Alphabet, Inc. 4.70% 11/15/2035	16	16
AT&T, Inc. 2.55% 12/1/2033	250	215
CCO Holdings, LLC 5.125% 5/1/2027 (a)	100	100
CCO Holdings, LLC 4.50% 5/1/2032	2	2
CCO Holdings, LLC 4.25% 1/15/2034 (a)	126	107
Charter Communications Operating, LLC 2.30% 2/1/2032	50	43
Charter Communications Operating, LLC 6.384% 10/23/2035	30	31
Charter Communications Operating, LLC 5.25% 4/1/2053	300	243
DISH Network Corp. 11.75% 11/15/2027 (a)	80	84
EchoStar Corp. 10.75% 11/30/2029	80	88
Gray Media, Inc. 5.375% 11/15/2031 (a)	10	8
Gray Media, Inc. 9.625% 7/15/2032 (a)	15	16
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.11448%) 7.099% 12/1/2028 (c)(d)	85	85
Meta Platforms, Inc. 4.60% 11/15/2032	30	30
Meta Platforms, Inc. 4.875% 11/15/2035	52	53
Meta Platforms, Inc. 5.50% 11/15/2045	18	18
Meta Platforms, Inc. 5.625% 11/15/2055	39	39
Meta Platforms, Inc. 5.75% 11/15/2065	18	18
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	65	59
Snap, Inc. 6.875% 3/1/2033 (a)	30	31
Univision Communications, Inc. 9.375% 8/1/2032 (a)	80	85
Verizon Communications, Inc. 2.355% 3/15/2032	5	4
Verizon Communications, Inc. 4.75% 1/15/2033	45	45
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	20	19
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	60	48
		1,493
Utilities 2.15%
Duke Energy Florida, LLC 4.20% 12/1/2030	50	50
Edison International 5.45% 6/15/2029	74	75
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (b)	45	45
Pacific Gas and Electric Co. 3.00% 6/15/2028	50	48
Pacific Gas and Electric Co. 6.40% 6/15/2033	91	99
Pacific Gas and Electric Co. 5.70% 3/1/2035	320	331
Pacific Gas and Electric Co. 4.95% 7/1/2050	40	35
PacifiCorp 5.45% 2/15/2034	15	15
PacifiCorp 2.90% 6/15/2052	30	18
PG&E Corp. 5.00% 7/1/2028	15	15
PG&E Corp. 5.25% 7/1/2030	25	25
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	55	57
Southern California Edison Co. 5.20% 6/1/2034	113	114
Southern California Edison Co. 3.65% 2/1/2050	271	192
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	15	15
		1,134
Energy 1.76%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	25	25
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	50	52
CNX Resources Corp. 7.25% 3/1/2032 (a)	30	31
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	29	28
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	40	39
American Funds Core Plus Bond Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamondback Energy, Inc. 5.40% 4/18/2034	USD20	$21
Enterprise Products Operating, LLC 4.60% 1/15/2031	11	11
Enterprise Products Operating, LLC 5.20% 1/15/2036	14	14
EOG Resources, Inc. 4.40% 1/15/2031	28	28
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	20	21
NFE Financing, LLC 12.00% 11/15/2029 (a)(e)	175	45
Noble Finance II, LLC 8.00% 4/15/2030 (a)	26	27
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	28	27
Occidental Petroleum Corp. 5.55% 10/1/2034	20	20
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	25	26
Petroleos Mexicanos 8.75% 6/2/2029	120	128
Petroleos Mexicanos 6.84% 1/23/2030	95	96
Sunoco, LP 7.00% 5/1/2029 (a)	15	16
Sunoco, LP 5.625% 3/15/2031 (a)	30	30
Sunoco, LP 5.875% 3/15/2034 (a)	30	30
Transocean International, Ltd. 8.75% 2/15/2030 (a)	15	16
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	12	13
Transocean, Inc. 8.25% 5/15/2029 (a)	15	15
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	65	65
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	16	17
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	50	55
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	30	30
		926
Information technology 1.72%
Amphenol Corp. 3.90% 11/15/2028	100	100
Broadcom, Inc. 5.20% 7/15/2035	115	120
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	25	26
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	20	21
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	15	15
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.666% 12/17/2029 (c)(d)	20	20
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	25	26
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.873% 7/30/2032 (c)(d)	15	15
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 11.038% 9/15/2033 (c)(d)	15	15
Intel Corp. 5.60% 2/21/2054	40	38
Oracle Corp. 5.25% 2/3/2032	50	50
Oracle Corp. 5.50% 8/3/2035	93	93
Oracle Corp. 6.00% 8/3/2055	40	37
Roper Technologies, Inc. 5.10% 9/15/2035	45	46
Synopsys, Inc. 5.15% 4/1/2035	55	56
Synopsys, Inc. 5.70% 4/1/2055	50	50
UKG, Inc. 6.875% 2/1/2031 (a)	27	28
Unisys Corp. 10.625% 1/15/2031 (a)	55	56
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.574% 5/30/2030 (c)(d)	28	28
WULF Compute, LLC 7.75% 10/15/2030 (a)	20	21
X.AI Corp. 12.50% 6/30/2030	40	42
		903
Industrials 1.21%
Boeing Co. (The) 5.15% 5/1/2030	30	31
Boeing Co. (The) 3.625% 2/1/2031	200	193
Boeing Co. (The) 6.528% 5/1/2034	30	34
Boeing Co. (The) 6.858% 5/1/2054	15	17
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	75	77
American Funds Core Plus Bond Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	USD55	$56
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	20	21
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	20	21
Icahn Enterprises, LP 5.25% 5/15/2027	55	54
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.690% 2/1/2028 (c)(d)	40	35
Regal Rexnord Corp. 6.40% 4/15/2033	20	22
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	14	12
TransDigm, Inc. 6.625% 3/1/2032 (a)	30	31
TransDigm, Inc. 6.75% 1/31/2034 (a)	30	31
		635
Real estate 1.11%
Boston Properties, LP 5.75% 1/15/2035	50	51
Highwoods Realty, LP 5.35% 1/15/2033	21	21
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	25	24
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	25	24
Hudson Pacific Properties, LP 3.25% 1/15/2030	50	42
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	30	30
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	15	15
Kennedy-Wilson, Inc. 5.00% 3/1/2031	60	58
MPT Operating Partnership, LP 5.00% 10/15/2027	45	44
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	55	58
Piedmont Operating Partnership, LP 5.625% 1/15/2033	105	106
Service Properties Trust 0% 9/30/2027 (a)	32	29
Service Properties Trust 3.95% 1/15/2028	30	28
Service Properties Trust 8.375% 6/15/2029	2	2
Service Properties Trust 4.375% 2/15/2030	67	55
		587
Materials 0.70%
Ball Corp. 5.50% 9/15/2033	30	31
Celanese US Holdings, LLC 6.85% 11/15/2028	35	36
Celanese US Holdings, LLC 7.20% 11/15/2033	35	37
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	35	36
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	35	36
Dow Chemical Co. (The) 5.65% 3/15/2036	91	91
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 6.15% 5/15/2035	25	26
LYB International Finance III, LLC 5.875% 1/15/2036	9	9
Magnera Corp. 7.25% 11/15/2031 (a)	30	29
Mercer International, Inc. 5.125% 2/1/2029	25	15
Westlake Corp. 5.55% 11/15/2035	19	19
		367
Total corporate bonds, notes & loans		16,250
Mortgage-backed obligations 24.41% Federal agency mortgage-backed obligations 15.80%
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	276	235
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (f)	219	202
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	1,185	1,214
Fannie Mae Pool #MA5672 5.00% 4/1/2055 (f)	1,491	1,489
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (f)	419	425
Freddie Mac Pool #QB9135 2.00% 3/1/2051 (f)	79	65
American Funds Core Plus Bond Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 12/1/2055 (f)(g)	USD361	$294
Uniform Mortgage-Backed Security 2.50% 12/1/2055 (f)(g)	458	389
Uniform Mortgage-Backed Security 3.00% 12/1/2055 (f)(g)	400	355
Uniform Mortgage-Backed Security 4.00% 12/1/2055 (f)(g)	170	162
Uniform Mortgage-Backed Security 4.50% 12/1/2055 (f)(g)	168	165
Uniform Mortgage-Backed Security 5.00% 12/1/2055 (f)(g)	400	399
Uniform Mortgage-Backed Security 5.50% 12/1/2055 (f)(g)	1,479	1,498
Uniform Mortgage-Backed Security 6.00% 12/1/2055 (f)(g)	1,075	1,101
Uniform Mortgage-Backed Security 6.50% 12/1/2055 (f)(g)	125	130
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (f)(g)	236	193
		8,316
Commercial mortgage-backed securities 5.36%
AMSR Trust, Series 2025-SFR2, Class A, 4.357% 11/17/2042 (a)(b)(f)	100	99
Bank5, Series 2025-5YR17, Class C, 5.894% 11/15/2058 (d)(f)	300	303
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (d)(f)	48	50
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (f)	14	15
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (f)	124	127
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.1389% 10/15/2058 (f)	42	42
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.549% 3/15/2041 (a)(d)(f)	237	238
BMO Mortgage Trust, Series 2025-C13, Class B, 6.038% 10/15/2058 (d)(f)	300	314
BMO Mortgage Trust, Series 2025-C13, Class C, 6.134% 10/15/2058 (d)(f)	300	300
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(d)(f)	344	344
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.31% 12/15/2044 (a)(d)(f)	15	15
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.35%) 6.35% 12/15/2044 (a)(d)(f)	100	100
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(d)(f)	14	14
Extended Stay America Trust, Series 2025-ESH, Class B, 5.559% 10/15/2042 (1-month USD CME Term SOFR + 1.60%) (a)(d)(f)	100	100
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.559% 10/15/2042 (a)(d)(f)	200	202
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.560% 2/10/2056 (d)(f)	223	226
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (d)(f)	11	11
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(d)(f)	100	100
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(d)(f)	120	120
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class C, 6.014% 7/15/2058 (d)(f)	50	51
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (d)(f)	50	52
		2,823
Collateralized mortgage-backed obligations (privately originated) 3.25%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.586% 10/25/2039 (a)(d)(f)	72	73
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.436% 1/25/2040 (a)(d)(f)	100	102
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.472% 8/25/2033 (a)(d)(f)	270	296
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.786% 3/25/2050 (a)(d)(f)	50	61
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.586% 9/25/2050 (a)(d)(f)	150	195
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.804% 10/25/2050 (a)(d)(f)	110	154
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.722% 12/25/2050 (a)(d)(f)	265	306
American Funds Core Plus Bond Fund — Page 7 of 15

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(d)(f)	USD170	$170
Progress Residential Trust, Series 2025-SFR6, Class E, 2.378% 9/17/2042 (4.00% on 1/17/2026) (a)(b)(f)	200	187
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (a)(f)	100	99
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)	66	66
		1,709
Total mortgage-backed obligations		12,848
U.S. Treasury bonds & notes 19.82% U.S. Treasury 19.82%
U.S. Treasury 3.625% 8/31/2027	1,250	1,252
U.S. Treasury 3.50% 10/31/2027	502	502
U.S. Treasury 3.50% 11/15/2028	250	250
U.S. Treasury 4.25% 2/28/2029	1,500	1,534
U.S. Treasury 3.625% 8/31/2030 (h)	2,857	2,861
U.S. Treasury 3.625% 10/31/2030	945	946
U.S. Treasury 3.875% 9/30/2032	128	129
U.S. Treasury 4.25% 8/15/2035	807	823
U.S. Treasury 4.875% 8/15/2045 (h)	1,038	1,070
U.S. Treasury 4.75% 8/15/2055	1,050	1,063
		10,430
Asset-backed obligations 6.97% Auto loan 3.22%
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (a)(f)	34	34
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (a)(f)	94	94
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(f)	100	100
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(f)	100	101
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(f)	50	50
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(f)	50	51
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (f)	14	14
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (f)	50	52
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (f)	50	51
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (f)	44	45
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (f)	65	65
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(f)	16	16
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(f)	56	56
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(f)	138	138
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)	100	98
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(f)	100	100
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(f)	166	166
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(f)	130	130
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (f)	64	64
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (f)	18	18
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(f)	107	107
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(f)	100	101
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (a)(f)	45	45
		1,696
Other asset-backed securities 2.40%
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(f)	209	211
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (a)(f)	100	101
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	89	77
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(f)	100	100
American Funds Core Plus Bond Fund — Page 8 of 15

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (a)(f)	USD100	$100
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (a)(f)	250	250
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(f)	100	100
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(f)	100	100
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(f)	224	225
		1,264
Credit card 0.78%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(f)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(f)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(f)	209	210
		410
Student loan 0.57%
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(f)	220	198
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(f)	100	103
		301
Total asset-backed obligations		3,671
Bonds & notes of governments & government agencies outside the U.S. 2.15% Brazil 0.82%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,481	433
Mexico 0.60%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD250	254
United Mexican States 5.55% 1/21/2045	65	61
		315
Egypt 0.22%
Egypt (Arab Republic of) 6.875% 4/30/2040 (a)	125	114
Hungary 0.11%
Hungary (Republic of) 7.625% 3/29/2041	50	59
Turkey 0.11%
Turkey (Republic of) 6.875% 3/17/2036	55	56
Panama 0.10%
Panama (Republic of) 6.70% 1/26/2036	50	53
Romania 0.10%
Romania (Republic of) 6.375% 1/30/2034 (a)	50	52
Argentina 0.09%
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	70	50
Total bonds & notes of governments & government agencies outside the U.S.		1,132
Total bonds, notes & other debt instruments (cost: $44,138,000)		44,331
American Funds Core Plus Bond Fund — Page 9 of 15

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Convertible bonds & notes 0.04% Information technology 0.04%	Principal amount (000)	Value (000)
Microstrategy, Inc., convertible notes, 0% 12/1/2029	USD25	$21
Total convertible bonds & notes (cost: $22,000)		21
Common stocks 0.07% Utilities 0.07%	Shares
Talen Energy Corp. (i)	85	34
Total common stocks (cost: $35,000)		34
Short-term securities 26.03% Money market investments 26.03%
Capital Group Central Cash Fund 3.94% (j)(k)	137,003	13,699
Total short-term securities (cost: $13,701,000)		13,699
Options purchased (equity style) 0.00%
Options purchased (equity style)*		3
Total options purchased (equity style) (cost: $3,000)		3
Total investment securities 110.37% (cost: $57,899,000)		58,088
Total options written (equity style) † 0.00% (premium received: $2,000)		(2)
Other assets less liabilities (10.37)%		(5,457)
Net assets 100.00%		$52,629
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	20	3/13/2026	USD96.63	USD5,000	$3
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	20	3/13/2026	USD96.81	USD(5,000)	$(2)
American Funds Core Plus Bond Fund — Page 10 of 15

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	122	4/6/2026	USD25,481	$2
3 Year Australian Treasury Bond Futures	Long	8	12/16/2025	555	(1)
5 Year U.S. Treasury Note Futures	Short	2	4/6/2026	(220)	— (l)
10 Year U.S. Treasury Note Futures	Long	5	3/31/2026	566	(1)
10 Year Ultra U.S. Treasury Note Futures	Short	50	3/31/2026	(5,810)	(40)
20 Year U.S. Treasury Bond Futures	Long	30	3/31/2026	3,523	10
30 Year Ultra U.S. Treasury Bond Futures	Long	20	3/31/2026	2,419	18
					$(12)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	441	BRL	2,364	HSBC Bank	12/17/2025	$— (l)
USD	122	EUR	106	Citibank	12/17/2025	(1)
						$(1)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.4165%	Annual	9/26/2027	USD1,800	$(3)	$—	$(3)
SOFR	Annual	3.2715%	Annual	10/17/2027	400	— (l)	—	— (l)
						$(3)	$—	$(3)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 11/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
CDX.EM.44	1.00%	Quarterly	12/20/2030	USD 1,500	$(24)	$(33)	$10
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	4,574	103	101	2
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	2,425	181	185	(5)
					$260	$253	$7
American Funds Core Plus Bond Fund — Page 11 of 15

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Investments in affiliates (k)

	Value at 9/25/2025 (o) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 26.03%
Money market investments 26.03%
Capital Group Central Cash Fund 3.94% (j)	$—	$51,191	$37,495	$4	$(1)	$13,699	$140

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,061,000, which represented 21.02% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $262,000, which represented 0.50% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Scheduled interest and/or principal payment was not received.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Represents securities transacted on a TBA basis.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $822,000, which represented 1.56% of the net assets of the fund.
(i)	Security did not produce income during the last 12 months.
(j)	Rate represents the seven-day yield at 11/30/2025.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Amount less than one thousand.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(o)	Commencement of operations.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Core Plus Bond Fund — Page 12 of 15

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $10,000,000. The average month-end notional amount of futures contracts while held was $39,752,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $562,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,067,000 and $9,586,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Core Plus Bond Fund — Page 13 of 15

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,250	$—	$16,250
Mortgage-backed obligations	—	12,848	—	12,848
U.S. Treasury bonds & notes	—	10,430	—	10,430
Asset-backed obligations	—	3,671	—	3,671
Bonds & notes of governments & government agencies outside the U.S.	—	1,132	—	1,132
Convertible bonds & notes	—	21	—	21
Common stocks	34	—	—	34
Short-term securities	13,699	—	—	13,699
Options purchased on futures (equity style)	3	—	—	3
Total	$13,736	$44,352	$—	$58,088

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$30	$—	$—	$30
Unrealized appreciation on centrally cleared interest rate swaps	—	—	—	—
Unrealized appreciation on centrally cleared credit default swaps	—	12	—	12
Liabilities:
Value of options written (equity style)	(2)	—	—	(2)
Unrealized depreciation on futures contracts	(42)	—	—	(42)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3)	—	(3)
Unrealized depreciation on centrally cleared credit default swaps	—	(5)	—	(5)
Total	$(14)	$3	$—	$(11)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
BRL = Brazilian reais
CME = CME Group
EUR = Euros
SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Core Plus Bond Fund — Page 14 of 15

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-410-0126
American Funds Core Plus Bond Fund — Page 15 of 15